Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 11, 2011
Registrant Name	dei_EntityRegistrantName	HARRIS ASSOCIATES INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000872323
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 11, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 11, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011

Oakmark Global (Prospectus Summary): | Oakmark Global

HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated May 11, 2011 to the Prospectus of
The Oakmark Funds dated January 28, 2011

For Oakmark Global Fund, the following replaces the fourth sentence of the first paragraph under "Principal Investment Strategy" on page 18 of the prospectus.

There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed and emerging markets.

PROSUPMAY11

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Oakmark Global (Prospectus Summary): | Oakmark Global
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0000872323_SupplementTextBlock

HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated May 11, 2011 to the Prospectus of
The Oakmark Funds dated January 28, 2011

For Oakmark Global Fund, the following replaces the fourth sentence of the first paragraph under "Principal Investment Strategy" on page 18 of the prospectus.

There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed and emerging markets.

PROSUPMAY11

Oakmark Global | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAKGX
Oakmark Global | Class II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OARGX

Oakmark International (Prospectus Summary): | Oakmark International

HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated May 11, 2011 to the Prospectus of
The Oakmark Funds dated January 28, 2011

For Oakmark International Fund, the following replaces the fourth sentence of the first paragraph under "Principal Investment Strategy" on page 30 of the prospectus.

There are no geographic limits on the Fund's non-U.S. investments.

PROSUPMAY11

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Oakmark International (Prospectus Summary): | Oakmark International
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0000872323_SupplementTextBlock

HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated May 11, 2011 to the Prospectus of
The Oakmark Funds dated January 28, 2011

For Oakmark International Fund, the following replaces the fourth sentence of the first paragraph under "Principal Investment Strategy" on page 30 of the prospectus.

There are no geographic limits on the Fund's non-U.S. investments.

PROSUPMAY11

Oakmark International | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAKIX
Oakmark International | Class II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OARIX

Oakmark International Small Cap (Prospectus Summary): | Oakmark International Small Cap

HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated May 11, 2011 to the Prospectus of
The Oakmark Funds dated January 28, 2011

For Oakmark International Small Cap Fund, the following replaces the third sentence of the second paragraph under "Principal Investment Strategy" on page 36 of the prospectus.

There are no geographic limits on the Fund's non-U.S. investments.

PROSUPMAY11

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Oakmark International Small Cap (Prospectus Summary): | Oakmark International Small Cap
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0000872323_SupplementTextBlock

HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated May 11, 2011 to the Prospectus of
The Oakmark Funds dated January 28, 2011

For Oakmark International Small Cap Fund, the following replaces the third sentence of the second paragraph under "Principal Investment Strategy" on page 36 of the prospectus.

There are no geographic limits on the Fund's non-U.S. investments.

PROSUPMAY11

Oakmark International Small Cap | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAKEX
Oakmark International Small Cap | Class II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAREX

Oakmark Global Select (Prospectus Summary): | Oakmark Global Select

HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated May 11, 2011 to the Prospectus of
The Oakmark Funds dated January 28, 2011

For Oakmark Global Select Fund, the following replaces the sixth sentence of the first paragraph under "Principal Investment Strategy" on page 24 of the prospectus.

There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed and emerging markets.

PROSUPMAY11

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Oakmark Global Select (Prospectus Summary): | Oakmark Global Select
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0000872323_SupplementTextBlock

HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated May 11, 2011 to the Prospectus of
The Oakmark Funds dated January 28, 2011

For Oakmark Global Select Fund, the following replaces the sixth sentence of the first paragraph under "Principal Investment Strategy" on page 24 of the prospectus.

There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed and emerging markets.

PROSUPMAY11

Oakmark Global Select | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAKWX
Oakmark Global Select | Class II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OARWX